Income Taxes - Schedule of Deferred Tax Assets and Liability (Details) (10-K) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Property and equipment
Total deferred tax liability
Federal and state net operating loss carry forward	26,156,755	27,672,065
Other temporary differences
Total deferred tax asset	26,156,755	27,672,065
Net deferred tax asset	26,156,755	27,672,065
Less: valuation allowance	(26,156,755)	(27,672,065)
Deferred tax assets, net